Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date - XXX XXX PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	1	0.00%	1
City	0	1	0.00%	1
State	0	1	0.00%	1
Zip	0	1	0.00%	1
Borrower First Name	1	1	100.00%	1
Borrower Last Name	1	1	100.00%	1
Note Date	0	1	0.00%	1
Original Loan Amount	0	1	0.00%	1
First Payment Date	0	1	0.00%	1
Original Term	0	1	0.00%	1
Maturity Date	0	1	0.00%	1
Original Interest Rate	0	1	0.00%	1
Original P&I	0	1	0.00%	1
Representative FICO	0	1	0.00%	1
Property Type	0	1	0.00%	1
Lien Position	0	1	0.00%	1
Occupancy	0	1	0.00%	1
Purpose	0	1	0.00%	1
# of Units	0	1	0.00%	1
Original CLTV	0	1	0.00%	1
Original LTV	0	1	0.00%	1
Subject Debt Service Coverage Ratio	0	1	0.00%	1
Total	2	22	9.09%	1